INCOME TAXES	12 Months Ended
Feb. 28, 2026
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 14 – INCOME TAXES

Cayman Islands and British Virgin Islands

The Company and its subsidiary, TCX Holdings Limited, are domiciled in the Cayman Island and British Virgin Islands respectively. Both localities currently enjoy permanent income tax holidays; accordingly, the Company and its subsidiary do not accrue for income taxes.

Singapore

The subsidiary, Fast Track Events Pte. Ltd. is incorporated in Singapore and is subject to Singapore corporate tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The subsidiary files tax returns as prescribed by the tax laws of Singapore and is subject to examination by the relevant tax authorities in the normal course of business. Tax returns are generally subject to a four-year statute of limitations from the relevant Year of Assessment. The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.

Significant components of the income taxes are as follows:

For the Years Ended
	February 29, 2024	February 28, 2025	February 28, 2026	February 28, 2026
	S$	S$	S$	US$
Current income tax	-	-	-	-

The reconciliation of tax computed by applying the tax rate of 17% which is also the statutory corporate income tax rate for its Singapore’s subsidiary for the years ended February 29, 2024, February 28, 2025 and 2026 is as follows:

	For the Years Ended
	February 29, 2024	February 28, 2025	February 28, 2026	February 28, 2026
	S$	S$	S$	US$
Income (Loss) before tax	33,348	(452,450)	(6,102,710)	(4,829,622)

Tax expense computed at tax rate of 17%	5,669	(76,917)	(1,037,461)	(821,036)
Reconciling items:
Non-taxable and non-deductible items	-	-	1,003,546	794,196
Changes in valuation allowance	(5,669)	76,917	33,915	26,840
	-	-	-	-

Significant components of deferred taxes are as follows:

	As of
	February 29, 2024	February 28, 2025	February 28, 2026	February 28, 2026
	S$	S$	S$	US$
Net operating loss carried forward	1,334,117	1,786,567	2,368,360	1,874,296
Deferred tax assets, gross	226,800	303,716	402,621	318,630
Valuation allowance	(226,800)	(303,716)	(402,621)	(318,630)
Deferred tax assets, net of valuation allowance	-	-	-	-

In assessing the realizability of deferred tax assets, management consider whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the cumulative earnings and projected future taxable income in making the assessment. Recovery of substantially all of the Company’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences. The Company concludes that it cannot reliably predict future profitability, and accordingly, unable to determine if it can derive future benefits from the deferred tax assets arising from the net operating loss carry forward.